Stockholder's Deficit	Dec. 31, 2023
Previously Reported
Stockholder's Deficit

Note 3 — Stockholder’s Deficit

Common Stock - The Company is authorized to issue 1,000 shares of common stock, par value of $0.0001 per share (the “Common Stock”). As of December 31, 2023, there was 1 share of Common Stock issued and outstanding.